Derivative financial instruments and Short positions (Details 13) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Hedge Item Cost [Abstract]
Assets		R$ 25,697,291	R$ 27,858,923	R$ 37,251,860
Lending Operations - Financing and Export Credit and Imports		7,632,915	24,720,800	35,743,885
Loans and Receivables		10,989,230	496,874	641,421
Brazilian Foreign Debt Bonds		809,660	701,300	866,554
Available for sale - Promissory Notes - NP		1,194,266	1,939,949	0
Government Securities -LFT	[1]	5,071,220	0	0
Liabilities		0	(1,332,972)	(1,995,118)
Foreign Borrowings		0	(1,332,972)	0
Eurobonds		R$ 0	R$ 0	R$ (1,995,118)

[1]	Operation maturingbetween March, 2021 and March, 2023 updated value of the instruments of R$5,304,261, whose object of 'hedge' are Financial Treasury Bills - LFT, recorded in securities.